Intangible Assets (Details 1) - Mortgage servicing rights (MSRs)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assumptions used in estimating the fair value of mortgage service rights
Weighted-Average Constant Prepayment Rate	9.73%	10.68%
Weighted-Average Note Rate	3.85%	3.85%
Weighted-Average Discount Rate	10.09%	9.69%
Weighted-Average Expected Life (in years)	5 years 10 months 24 days	5 years 7 months 6 days